Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.3%
Issuer	Shares	Value ($)
Brazil 1.3%
Boa Vista Servicos SA(a)	220,500	569,714
Pagseguro Digital Ltd., Class A(a)	21,792	821,776
Total		1,391,490
Israel 0.1%
Kornit Digital Ltd.(a)	1,260	81,736
Japan 1.7%
Renesas Electronics Corp.(a)	243,900	1,790,138
Netherlands 1.9%
NXP Semiconductors NV	16,700	2,084,327
Sweden 0.5%
Telefonaktiebolaget LM Ericsson, ADR	52,900	576,081
Taiwan 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	18,000	270,794
United Kingdom 0.9%
Sensata Technologies Holding(a)	14,200	612,588
Vodafone Group PLC, ADR	26,800	359,656
Total		972,244
United States 93.7%
Activision Blizzard, Inc.	19,287	1,561,283
Advanced Energy Industries, Inc.(a)	19,500	1,227,330
Alphabet, Inc., Class A(a)	2,725	3,993,760
Alphabet, Inc., Class C(a)	1,427	2,097,119
American Tower Corp.	800	193,384
Analog Devices, Inc.	7,000	817,180
Apple, Inc.(b)	58,400	6,763,304
Applied Materials, Inc.	55,100	3,275,695
Arista Networks, Inc.(a)	2,350	486,285
AT&T, Inc.	16,000	456,160
Bloom Energy Corp., Class A(a)	99,200	1,782,624
Broadcom, Inc.	15,887	5,787,952
Cerence, Inc.(a)	32,073	1,567,407
Cisco Systems, Inc.	22,697	894,035
Coherus Biosciences, Inc.(a)	54,753	1,004,170
CommScope Holding Co., Inc.(a)	43,700	393,300
Cornerstone OnDemand, Inc.(a)	9,200	334,512
Common Stocks (continued)
Issuer	Shares	Value ($)
Dell Technologies, Inc.(a)	17,700	1,198,113
Dropbox, Inc., Class A(a)	107,182	2,064,325
DXC Technology Co.	15,500	276,675
eBay, Inc.	21,070	1,097,747
F5 Networks, Inc.(a)	7,900	969,883
Fidelity National Information Services, Inc.	10,200	1,501,542
Fiserv, Inc.(a)	9,400	968,670
Fortinet, Inc.(a)	15,385	1,812,507
Genpact Ltd.	17,374	676,717
Global Payments, Inc.	3,627	644,083
GoDaddy, Inc., Class A(a)	19,860	1,508,764
HP, Inc.	57,502	1,091,963
Inphi Corp.(a)	3,171	355,945
Intel Corp.	19,200	994,176
Lam Research Corp.	23,161	7,683,662
Lumentum Holdings, Inc.(a)	2,800	210,364
Marvell Technology Group Ltd.(b)	79,434	3,153,530
Match Group, Inc.(a)	2,500	276,625
Maxim Integrated Products, Inc.	12,000	811,320
Micron Technology, Inc.(a)	64,353	3,022,017
Microsoft Corp.	20,500	4,311,765
NetApp, Inc.	45,800	2,007,872
NortonLifeLock, Inc.	51,245	1,067,946
ON Semiconductor Corp.(a)	129,648	2,812,065
Oracle Corp.	27,800	1,659,660
Palo Alto Networks, Inc.(a)	6,750	1,652,062
Plantronics, Inc.	43,979	520,711
Rambus, Inc.(a)	17,600	240,944
SailPoint Technologies Holdings, Inc.(a)	13,224	523,274
Salesforce.com, Inc.(a)	7,505	1,886,157
Sciplay Corp., Class A(a)	19,578	317,555
SMART Global Holdings, Inc.(a)	16,528	451,876
Splunk, Inc.(a)	2,893	544,260
Synaptics, Inc.(a)	31,773	2,555,185
Synopsys, Inc.(a)	21,044	4,502,995
Tenable Holdings, Inc.(a)	5,445	205,549
Teradyne, Inc.	56,068	4,455,163
Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Twitter, Inc.(a)	13,600	605,200
Verint Systems, Inc.(a)	9,183	442,437
Visa, Inc., Class A	16,900	3,379,493
Western Digital Corp.(b)	57,028	2,084,373
Xperi Holding Corp.	91,715	1,053,805
Total		100,234,475
Total Common Stocks (Cost $79,811,541)		107,401,285

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.136%(c),(d)	193,676	193,657
Total Money Market Funds (Cost $193,676)		193,657
Total Investments in Securities (Cost $80,005,217)		107,594,942
Other Assets & Liabilities, Net		(569,384)
Net Assets		$107,025,558

At September 30, 2020, securities and/or cash totaling $1,490,065 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	JPMorgan	USD	(694,860)	(60)	87.50	1/15/2021	(20,173)	(179,250)
Marvell Technology Group Ltd.	Morgan Stanley	USD	(496,250)	(125)	35.00	1/15/2021	(12,745)	(81,250)
Western Digital Corp.	Morgan Stanley	USD	(222,955)	(61)	90.00	1/15/2021	(22,642)	(336)
Total							(55,560)	(260,836)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Western Digital Corp.	Morgan Stanley	USD	(226,610)	(62)	40.00	01/15/2021	(19,669)	(38,440)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.136%
	4,079,511	24,300,987	(28,187,001)	160	193,657	524	12,028	193,676
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Quarterly Report 2020